Treasury shares	6 Months Ended
Dec. 31, 2020
Treasury shares.
Treasury shares

23         Treasury shares

	Number of
	shares
	(thousands)	£’000
At 1 July 2019 and 30 December 2019	—	—
Acquisition of shares	(1,683)	(21,305)
At 30 June 2020	(1,683)	(21,305)
Acquisition of shares	—	—
At 31 December 2020	(1,683)	(21,305)